Subsequent events	9 Months Ended
Sep. 30, 2024
Subsequent events
Subsequent events
9.	Subsequent events:

The Corporation has evaluated subsequent events through December 31, 2024, the date the financial statements were authorized for issuance by the Audit Committee of the Board of Directors.  The Corporation has determined there are no subsequent events.